Business combinations - Schedule of PRA Health Sciences Inc Acquisition (Details) - USD ($)	Sep. 30, 2021	Jul. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 8,935,212,000		$ 936,257,000	$ 883,170,000
PRA Health Sciences Inc
Business Acquisition [Line Items]
Cash & cash equivalents		$ 259,971,000
Accounts receivable and unbilled revenue		934,308,000
Other current assets		110,691,000
Fixed assets, net		162,988,000
Operating lease right-of-use assets		192,345,000
Goodwill		8,013,878,000
Intangible assets, net		4,875,000,000
Deferred tax assets		172,229,000
Other assets		35,094,000
Accounts payable		(50,259,000)
Accrued expenses and other current liabilities		(342,552,000)
Current lease liabilities		(38,371,000)
Unearned revenue		(758,901,000)
Non-current lease liabilities		(157,658,000)
Non-current deferred tax liability		(1,313,599,000)
Other non-current liabilities		(53,193,000)
Net assets acquired		12,041,971,000
Goodwill expected to be tax deductible		$ 0